Accounts receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt expense	$ 0	$ 0	$ 0
Allowance for doubtful accounts receivables	5,900,000	0
Decrease in contract revenue due to disputes	6,500,000	22,100,000	3,400,000
West Leo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in contract revenue due to disputes	600,000
West Aquarius
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in contract revenue due to disputes	$ 5,900,000